Financial assets and financial liabilities (Details 2) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps		S/ 489	S/ 69,912	S/ 124,770
Available-for-sale financial investments		21,206	657	S/ 436
Total financial assets - non-current	[1]	3,221	5,639
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps		489	69,912
Available-for-sale financial investments		21,206	657
Total financial assets - non-current		21,695	70,569
Fair Value [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		1,005,324	1,012,607
Carrying Amount [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps		489	69,912
Available-for-sale financial investments			657
Total financial assets - non-current		489	70,569
Carrying Amount [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		S/ 965,290	S/ 998,148

[1]	The aging analysis of trade and other accounts receivable as of December 31, 2017 and 2016, is as follows: